Stock-based Compensation and Other Benefit Plans (Tables)	12 Months Ended
Jan. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Recognized Stock-based Compensation Expense
We recognized stock-based compensation expense in the following line items on the combined statements of operations for the years ended January 31, 2021, 2020, and 2019:

	Year Ended January 31, 2021
(in thousands)	Cognyte employees	Other allocations	Total
Component of income before provision for income taxes:
Cost of revenue - software	$110	$624	$734
Cost of revenue - software service	183	258	441
Cost of revenue - professional service and other	218	734	952
Research and development, net	1,109	4,512	5,621
Selling, general and administrative	1,697	18,097	19,794
Total stock-based compensation expense	3,317	24,225	27,542
Income tax benefits related to stock-based compensation (before consideration of valuation allowances)	416	3,931	4,347
Total stock-based compensation, net of taxes	$2,901	$20,294	$23,195

	Year Ended January 31, 2020
(in thousands)	Cognyte employees	Other allocations	Total
Component of income before provision for income taxes:
Cost of revenue - software	$90	$552	$642
Cost of revenue - software service	259	377	636
Cost of revenue - professional service and other	330	1,311	1,641
Research and development, net	1,272	5,026	6,298
Selling, general and administrative	1,508	20,308	21,816
Total stock-based compensation expense	3,459	27,574	31,033
Income tax benefits related to stock-based compensation (before consideration of valuation allowances)	454	3,946	4,400
Total stock-based compensation, net of taxes	$3,005	$23,628	$26,633

	Year Ended January 31, 2019
(in thousands)	Cognyte employees	Other allocations	Total
Component of income before provision for income taxes:
Cost of revenue - software	$25	$308	$333
Cost of revenue - software service	356	346	702
Cost of revenue - professional service and other	218	992	1,210
Research and development, net	858	3,997	4,855
Selling, general and administrative	1,841	16,607	18,448
Total stock-based compensation expense	3,298	22,250	25,548
Income tax benefits related to stock-based compensation (before consideration of valuation allowances)	503	3,199	3,702
Total stock-based compensation, net of taxes	$2,795	$19,051	$21,846

Summary of Stock-based Compensation Expense by Type of Award	The following table summarizes stock-based compensation expense by type of award for the years ended January 31, 2021, 2020, and 2019:

	Year Ended January 31, 2021
(in thousands)	Cognyte employees	Other allocations	Total
Restricted stock units and restricted stock awards	$3,371	$20,052	$23,423
Stock bonus program and bonus share program	(111)	4,111	4,000
Total equity-settled awards	3,260	24,163	27,423
Phantom stock units (cash-settled awards)	57	62	119
Total stock-based compensation expense	$3,317	$24,225	$27,542

	Year Ended January 31, 2020
(in thousands)	Cognyte employees	Other allocations	Total
Restricted stock units and restricted stock awards	$3,014	$20,399	$23,413
Stock bonus program and bonus share program	445	7,170	7,615
Total equity-settled awards	3,459	27,569	31,028
Phantom stock units (cash-settled awards)	—	5	5
Total stock-based compensation expense	$3,459	$27,574	$31,033

	Year Ended January 31, 2019
(in thousands)	Cognyte employees	Other allocations	Total
Restricted stock units and restricted stock awards	$2,907	$17,892	$20,799
Stock bonus program and bonus share program	391	4,346	4,737
Total equity-settled awards	3,298	22,238	25,536
Phantom stock units (cash-settled awards)	—	12	12
Total stock-based compensation expense	$3,298	$22,250	$25,548

Summary of Stock Awards Activity
The following table (“Award Activity Table”) summarizes activity for RSUs, PSUs, and other stock awards to Company personnel that reduce available plan capacity under the plans for the years ended January 31, 2021, 2020, and 2019:

	Year Ended January 31,
	2021		2020		2019
(in thousands, except grant date fair values)	Shares or Units	Weighted-Average Grant-Date Fair Value	Shares or Units	Weighted-Average Grant-Date Fair Value	Shares or Units	Weighted-Average Grant-Date Fair Value
Beginning balance	669	$51.35	705	$41.45	691	$41.40
Granted	413	$47.05	361	$59.76	475	$43.68
Released	(381)	$47.90	(333)	$40.70	(361)	$44.44
Forfeited	(65)	$52.68	(64)	$46.69	(100)	$40.92
Ending balance	636	$50.50	669	$51.35	705	$41.45